INCOME TAXES (Narrative) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Deferred tax assets. capital loss carryforwards	$ 0	$ 114
Change in valuation allowance	131	1,872
Unrecognized Tax Benefits	86	$ 688	$ 688
Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	24,608
Amount of carry forward interest	4,901
United States [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets. capital loss carryforwards	560
Net operating loss carry forward	8,924
Amount of non expirable operating loss carry forward	3,060
Amount of carry forward interest	$ 3,033